As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY  10019

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-102.9%
Asia-27.3%
China-6.6%
1,323,720	Agile Property Holdings, Ltd.	$1,724,628
12,626,700	C C Land Holdings, Ltd.	5,153,092
14,182,948	Evergrande Real Estate Group, Ltd.	5,094,358
16,517,800	Franshion Properties	4,784,686
1,865,300	Hopson Development Holdings, Ltd.	2,535,895
8,080,238	KWG Property Holdings, Ltd.	5,981,509
590,000	Longfor Properties Co., Ltd.	646,398
12,859,281	New World China Land, Ltd.	4,469,914
2,161,447	Soho China, Ltd.	1,332,904
4,155,867	Yanlord Land Group, Ltd.	5,684,595
		37,407,979
Hong Kong-2.7%
2,534,000	The Hongkong & Shanghai Hotels, Ltd.	4,019,167
1,615,000	Mandarin Oriental International, Ltd.	2,309,450
2,688,900	Midland Holdings, Ltd.	2,530,526
5,304,926	Shui On Construction and Materials, Ltd.	6,597,436
		15,456,579
India-7.0%
2,295,373	Hirco PLC (a)(b)	4,205,068
1,056,176	Ishaan Real Estate PLC (a)(b)	1,102,100
2,000,000	South Asian Real Estate, Ltd. (a)(b)(e)	15,189,318
8,327,900	Trikona Trinity Capital PLC (a)(b)	8,690,005
7,240,153	Unitech Corporate Parks (a)(b)	3,379,851
1,491,800	Yatra Capital, Ltd. (a)(b)(g)	7,144,357
		39,710,699
Indonesia-1.7%
316,462,031	Bakrieland Development	4,703,520
50,478,705	Bumi Serpong Damai PT	4,569,230
		9,272,750
Japan-4.3%
5,361,500	Haseko Corp.	4,344,059
51,390	Kenedix, Inc.	8,613,147
200,000	Mitsui Fudosan Co., Ltd.	2,963,134
182,028	Nomura Real Estate Holdings	2,241,771
5,250	Secured Capital Japan Co., Ltd.	4,666,937
29,100	Tachihi Enterprise Co., Ltd.	1,653,811
		24,482,859
Philippines-0.5%
20,891,200	SM Development Corp.	3,027,045

Singapore-1.0%
8,579,000	Banyan Tree Holdings, Ltd. (a)	5,488,844

Thailand-3.0%
9,342,300	Central Pattana PCL	6,599,673
24,134,325	Minor International PCL	8,225,487

3,660,000	Saha Pathana Inter-Holding PCL	2,302,029
		17,127,189
Vietnam-0.5%
5,506,000	Aseana Properties, Ltd. (a)(b)	2,821,825

	Total Asia (Cost $207,091,609)	154,795,769
Australia-4.0%
Australia-4.0%
18,605,806	Charter Hall Group	10,099,593
3,186,414	FKP Property Group	2,017,922
3,970,612	Goodman Group (b)	2,209,208
2,400,961	Stockland	8,232,437
		22,559,160
	Total Australia (Cost $14,405,315)	22,559,160
Europe-23.9%
Austria-1.6%
473,664	Conwert Immobilien Invest SE (a)(b)	5,649,130
999,985	Immofinanz Immobilien Anlagen AG (a)(b)	3,290,410
292,663	Immoeast Immobilien AG (a)(b)(f)	0
560,991	Immofinanz Immobilien Anlagen AG (a)(b)(f)	0
		8,939,540
Finland-0.3%
414,989	Citycon OYJ	1,422,288

France-4.2%
273,136	Club Mediterranee SA (a)(b)	4,924,400
226,928	Kaufman & Broad SA (a)(b)	5,280,112
166,193	Nexity (b)	5,564,889
115,893	Pierre & Vacances	7,649,479
		23,418,880
Germany-1.7%
647,342	DIC Asset AG	5,280,843
8,092,900	Sirius Real Estate, Ltd. (a)(b)	2,715,668
14,610,263	Treveria PLC (b)	1,380,356
		9,376,867
Greece-0.2%
319,533	Babis Vovos International Construction SA (a)	1,195,068

Italy-0.2%
2,652,075	Pirelli & Co. Real Estate SpA (b)	1,266,645

Norway-2.1%
1,981,700	BWG Homes ASA	5,218,906
3,593,257	Norwegian Property ASA	5,565,439
3,302,082	Fornebu Utvikling ASA (a)	978,322
		11,762,667
Poland-1.1%
723,246	Globe Trade Centre SA (a)	5,670,211
3,265,000	Nanette Real Estate Group NV (b)	345,307
		6,015,518
Russia-2.6%
700,650	LSR Group OJSC - GDR (a)(c)	6,375,915
835,805	Mirland Development Corp. (a)	2,360,698
713,228	PIK Group - GDR (a)(c)	2,467,769
1,724,911	RGI International, Ltd. (a)	3,449,822
		14,654,204

Sweden-2.2%
573,877	JM AB	9,359,736
558,948	Rezidor Hotel Group AB	2,856,812
		12,216,548
Turkey-0.1%
920,000	The Ottoman Fund, Ltd. (b)	646,017

Ukraine-0.1%
1,180,000	KDD Group NV (a)(b)	523,074

United Kingdom-7.5%
102,751	Development Securities PLC (b)	401,868
90,440	Development Securities PLC (a)	354,784
980,339	Great Portland Estates PLC (b)	4,634,878
1,236,214	LXB Retail Properties PLC (a)(b)	1,755,517
970,847	Metric Property Investments PLC (a)(b)	1,561,484
5,982,212	Quintain Estates & Development PLC (a)(b)	3,684,379
1,778,570	Redrow PLC (a)(b)	2,988,982
12,519,300	Regus PLC (b)	14,703,975
1,066,911	Shaftesbury PLC	6,696,550
2,422,893	Songbird Estates PLC (a)	5,702,804
		42,485,221
	Total Europe (Cost $278,981,653)	133,922,537
Middle East/Africa-1.2%
Egypt-1.2%
2,031,427	Palm Hills Developments SAE (a)	1,685,432
4,000,000	T M G Holding (a)	5,135,941
		6,821,373
	Total Middle East/Africa (Cost $8,086,710)	6,821,373
North & South America-46.5%
Brazil-42.5%
593,077	Aliansce Shopping Centers SA	4,080,186
702,380	BHG SA - Brazil Hospitality Group (a)	6,621,253
1,175,800	BR Malls Participacoes SA	17,675,774
2,013,283	Brascan Incorporacoes SA	10,473,925
774,200	Brasil Brokers Participacoes SA	2,993,268
2,906,710	Cyrela Commercial Properties SA	18,162,806
2,936,508	Direcional Engenharia SA	20,452,708
414,692	EcoRodovias Infraestrutura e Logistica SA (a)	2,494,565
1,473,684	Even Construtora e Incorporadora SA	6,870,712
1,087,900	General Shopping Brasil SA (a)	5,610,219
797,151	Iguatemi Empresa de Shopping Centers SA	15,845,121
5,179,842	Inpar SA (a)	9,571,575
2,273,500	JHSF Participacoes SA	3,903,781
200,000	LPS Brasil Consultoria de Imoveis SA	3,070,275
2,441,200	MRV Engenharia	21,999,671
957,400	Multiplan Empreendimentos Imobiliarios SA	18,126,802
3,598,569	PDG Realty SA Empreendimentos e Participacoes	38,076,740
709,051	Rodobens Negocios Imobiliarios SA	5,603,712
1,436,984	Rossi Residential SA	13,121,426
475,394	Sao Carlos Empreendimentos	4,697,719
1,836,800	Tecnisa SA	9,921,310
		239,373,548

Canada-1.3%
178,000	Crombie Real Estate Investment Trust	1,953,057
366,500	Lakeview Hotel Real Estate Investment Trust (a)(b)	113,189
133,000	Lakeview Hotel Real Estate Investment Trust (a)(b)(c)	41,075
91,700	Mainstreet Equity Corp. (a)	999,018
300,000	Mainstreet Equity Corp. (a)(c)	3,268,323
162,020	Parkbridge Lifestyles Communities, Inc.	817,941
		7,192,603
United States-2.7%
446,750	Orient-Express Hotels, Ltd. - Class A (a)	4,069,893
282,300	Sunrise Senior Living, Inc. (a)	844,077
519,696	Verde Realty (a)(b)(d)(e)	10,341,950
		15,255,920
	Total North & South America (Cost $244,255,728)	261,822,071
	Total Common Stocks (Cost $752,821,015)	579,920,910

Equity-Linked Structured Notes-2.3%
Asia-2.3%
India-2.3%
1,061,900	Housing Development & Infrastructure, Ltd. - Macquarie Group, Ltd. (a)	6,092,681
180,695	Housing Development & Infrastructure, Ltd. - Merrill Lynch & Co., Inc. (a)	1,036,743
1,190,000	Phoenix Mills, Ltd. - Merrill Lynch & Co., Inc. (a)	5,617,272
		12,746,696
	Total Asia (Cost $10,315,887)	12,746,696
	Total Equity-Linked Structured Notes (Cost $10,315,887)	12,746,696
Warrants-0.3%
Asia-0.3%
Malaysia-0.3%
11,134,400	SP Setia BHD (a)	1,470,118
	Expiration: January, 2013
	Exercise Price: MYR 4.480
Thailand-0.0%*
2,569,584	Minor International PCL (a)	195,854
	Expiration: May, 2013
	Exercise Price: THB 13.000
	Total Asia (Cost $3,260,920)	1,665,972
	Total Warrants (Cost $3,260,920)	1,665,972

Rights-0.0%*
Europe-0.0%*
United Kingdom-0.0%*
74,306	Development Securities PLC (a)(b)	1,749
	Total Europe (Cost $0)	1,749
	Total Rights (Cost $0)	1,749

Short-Term Investments-0.0%*
259	Federated Treasury Obligations Fund, 0.01%	259
	Total Short-Term Investments (Cost $259)	259
	Total Investments (Cost $766,398,081) - 105.5%	594,335,586
	Liabilities in Excess of Other Assets - (5.5)%	(30,990,668)
	TOTAL NET ASSETS 100.0%	$563,344,918

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 20.7% of the Fund's net assets.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
Securities restricted under Rule 144A comprised of 2.2% of the Fund's net assets.
(d) Illiquid security.
(e) Private placement.
(f) Original shares held immediately preceding the merger between Immoeast Immobilien AG and Immofinanz Immobilien Anlagen AG. The merger is subject to judicial review of the exchange ratio and the Fund may be entitled to supplementary cash payments or shares.
(g) Affiliated issuer.
AB - Aktiebolag is the Swedish equivalent of the term corporation.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
BHD - Malaysian equivalent to incorporated
Co. - Company
Corp. - Corporation
GDR - Global Depository Receipt
Inc. - Incorporated
Ltd. - Limited
MYR - Malaysian Ringgit
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OJSC - Open Joint Stock Company
OYJ - Osakeyhtio is the Finnish equivalent of a limited company.
PCL - Public Company Limited
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA - Societa' Per Azioni is an Italian shared company.
THB - Thailand Baht

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Real Estate Investment Trusts-89.9%
Apartments-11.0%
10,525	AvalonBay Communities, Inc.	$1,106,072
23,000	BRE Properties, Inc.	954,500
13,000	Camden Property Trust	591,760
68,360	Equity Residential	3,134,306
26,565	Essex Property Trust, Inc.	2,792,247
60,100	Home Properties, Inc.	2,985,167
		11,564,052
Diversified-9.6%
13,200	Crombie Real Estate Investment Trust	144,833
248,700	Crombie Real Estate Investment Trust (c)	2,728,793
86,364	Verde Realty (a)(b)(d)(e)	1,718,644
65,717	Vornado Realty Trust	5,440,053
		10,032,323
Health Care-7.9%
40,000	Brookdale Senior Living, Inc. (a)	567,200
46,700	HCP, Inc.	1,656,449
98,047	Omega Healthcare Investors, Inc.	2,155,073
76,712	Ventas, Inc.	3,890,833
		8,269,555
Lodging-4.2%
112,196	Chatham Lodging Trust (a)	1,702,013
111,463	Felcor Lodging Trust, Inc. (a)	660,976
12,000	LaSalle Hotel Properties	284,640
30,000	Starwood Hotels & Resorts Worldwide, Inc.	1,453,500
30,000	Sunstone Hotel Investors, Inc. (a)	309,600
		4,410,729
Mortgage & Finance-1.6%
36,264	Apollo Commercial Real Estate Finance, Inc.	612,862
50,000	NorthStar Realty Finance Corp.	171,500
52,000	Starwood Property Trust, Inc.	923,520
		1,707,882
Net Lease-3.4%
86,249	Entertainment Properties Trust	3,600,033

Office - Industrial Buildings-30.5%
55,128	Alexandria Real Estate Equities, Inc.	3,889,280
92,271	AMB Property Corp.	2,303,084
71,111	Boston Properties, Inc.	5,823,992
82,600	Brookfield Properties Corp.	1,242,304
20,153	Corporate Office Properties Trust	755,738
164,509	Douglas Emmett, Inc.	2,600,887
120,352	DuPont Fabros Technology, Inc.	3,037,684
83,973	Kilroy Realty Corp.	2,819,813
34,208	Liberty Property Trust	1,084,394
53,300	Mack-Cali Realty Corp.	1,717,326
251,497	MPG Office Trust, Inc. (a)	789,701
219,633	ProLogis	2,385,214
57,651	SL Green Realty Corp.	3,472,896
		31,922,313

Retail Centers-18.3%
251,911	CBL & Associates Properties, Inc.	3,544,388
114,177	Excel Trust, Inc. (a)	1,306,185
13,100	Federal Realty Investment Trust	1,024,289
40,000	Getty Realty Corp.	958,400
45,000	Kimco Realty Corp.	678,150
63,928	The Macerich Co.	2,649,816
6,017	Saul Centers, Inc.	254,519
72,595	Simon Property Group, Inc.	6,476,925
10,000	Tanger Factory Outlet Centers, Inc.	447,000
44,538	Taubman Centers, Inc.	1,825,613
		19,165,285
Storage-3.4%
36,665	Public Storage	3,597,570

	Total Real Estate Investment Trusts (Cost $72,577,443)	94,269,742

Preferred Stocks-18.1%
Diversified-1.1%
30,500	Vornado Realty Trust, Series G, 6.625%	714,920
19,222	Vornado Realty Trust, Series I, 6.625%	450,756
		1,165,676
Health Care-0.7%
30,000	Omega Healthcare Investors, Inc., Series D, 8.375%	774,000

Lodging-1.8%
5,100	Hospitality Properties Trust, Series B, 8.875%	130,305
15,400	LaSalle Hotel Properties, Series D, 7.500%	354,970
14,500	LaSalle Hotel Properties, Series G, 7.250%	337,125
42,200	Sunstone Hotel Investors, Inc., Series A, 8.000%	1,040,230
		1,862,630
Net Lease-3.8%
30,000	CapLease, Inc., Series A, 8.125%	712,800
143,300	Entertainment Properties Trust, Series D, 7.375%	3,211,353
		3,924,153
Office - Industrial Buildings-5.7%
11,200	AMB Property Corp., Series O, 7.000% (b)	273,896
7,900	Digital Realty Trust, Inc. Series A, 8.500%	199,870
44,900	Kilroy Realty Corp., Series F, 7.500%	1,078,723
59,650	Prime Group Realty Trust, Series B, 9.000% (a)	238,600
77,981	PS Business Parks, Inc., Series H, 7.000%	1,913,654
13,016	PS Business Parks, Inc., Series L, 7.600%	323,187
79,600	SL Green Realty Corp., Series D, 7.875%	1,988,407
		6,016,337
Retail Centers-3.7%
119,400	CBL & Associates Properties, Inc., Series D, 7.375%	2,670,978
17,430	Developers Diversified Realty Corp., Series H, 7.375%	383,460
11,800	Developers Diversified Realty Corp., Series I, 7.500%	262,904
23,618	Regency Centers Corp., Series D, 7.250%	584,546
		3,901,888
Storage-1.3%
35,070	Public Storage, Series D, 6.180%	831,159
22,691	Public Storage, Series W, 6.500%	547,307
		1,378,466
	Total Preferred Stocks (Cost $14,861,442)	19,023,150

Short-Term Investments-0.0%*
467	Federated Treasury Obligations Fund, 0.01%	467
18	Milestone Funds Treasury Obligations Portfolio, 0.01%	18
	Total Short-Term Investments (Cost $485)	485
	Total Investments (Cost $87,439,370) - 108.0%	113,293,377
	Liabilities in Excess of Other Assets - (8.0)%	(8,396,654)
	TOTAL NET ASSETS 100.0%	$104,896,723

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.9% of the Fund's net assets.
(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
Securities restricted under Rule 144A comprised of 2.6% of the Fund's net assets.
(d) Illiquid security.
(e) Private placement.
Co. - Company
Corp. - Corporation
Inc. - Incorporated

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-96.4%
Asia-18.7%
China-6.4%
60,000	E-House China Holdings, Ltd. - ADR	$978,000
1,601,479	Evergrande Real Estate Group, Ltd.	575,234
648,200	KWG Property Holdings, Ltd.	479,839
1,500,000	New World China Land, Ltd.	521,403
1,537,500	SPG Land Holdings, Ltd.	779,884
352,745	Yanlord Land Group, Ltd.	482,502
		3,816,862
Hong Kong-0.9%
599,700	C C Land Holdings, Ltd.	244,744
280,700	Midland Holdings, Ltd.	264,167
		508,911
Indonesia-4.8%
40,000,000	Alam Sutera Realty	916,355
43,204,016	Bakrieland Development	642,134
4,997,445	Bumi Serpong Damai PT	452,359
20,000,000	Ciputra Development (a)	849,304
		2,860,152
Japan-2.1%
488,000	Haseko Corp. (a)	395,393
5,084	Kenedix, Inc. (a)	852,095
		1,247,488
Philippines-0.8%
1,560,909	Robinsons Land Corp.	455,765

Thailand-3.7%
1,000,000	Minor International PCL	340,821
3,800,000	Supalai PCL	1,495,274
1,000,000	Ticon Industrial Connection PCL	347,018
		2,183,113
	Total Asia (Cost $10,161,258)	11,072,291
Australia-0.5%
Australia-0.5%
90,000	Stockland	308,593

	Total Australia (Cost $300,946)	308,593
Europe-8.4%
Austria-0.5%
81,242	Immofinanz Immobilien Anlagen AG (a)(b)	267,324
24,242	Immoeast Immobilien AG (a)(b)(f)	0
44,879	Immofinanz Immobilien Anlagen AG (a)(b)(f)	0
		267,324
Germany-1.4%
25,000	DIC Asset AG	203,943
100,000	TAG Immobilien AG (a)	596,844
		800,787
Greece-0.5%
73,031	Babis Vovos International Construction SA (a)	273,139

Norway-0.4%
100,000	BWG Homes ASA (a)	263,355

Russia-0.9%
800,000	Raven Russia, Ltd. (b)	546,062

United Kingdom-4.7%
50,000	Bellway PLC (b)	454,660
11,082	Development Securities PLC (b)	43,343
9,560	Development Securities PLC (a)	37,503
425,594	LXB Realty Properties PLC (a)(b)	604,376
711,925	Quintain Estates & Development PLC (a)(b)	438,467
192,855	Redrow PLC (a)(b)	324,103
200,000	Regus PLC (b)	234,901
272,876	Songbird Estates PLC (a)	642,273
		2,779,626
	Total Europe (Cost $5,913,666)	4,930,293
Middle East/Africa-1.3%
Egypt-1.3%
27,562	Six of October Development & Investment Co. (a)	404,800
300,000	T M G Holding (a)	385,196
	Total Middle East/Africa (Cost $774,422)	789,996
North & South America-67.5%
Brazil-25.1%
87,000	BHG SA - Brasil Hospitality (a)	820,139
13,564	BR Properties SA	107,583
218,280	Brookfield Incorporacoes SA	1,135,583
5,000	Cyrela Brazil Realty SA - ADR	1,387,500
10,000	Cyrela Brazil Realty SA - GDR (b)(c)	2,800,057
7,500	Cyrela Commercial Properties SA - ADR (b)	187,409
15,000	Cyrela Commercial Properties SA - ADR (b)(c)	374,819
228,571	Direcional Engenharia SA	1,591,991
82,526	Even Construtora e Incorporadora SA	384,758
87,140	Iguatemi Empresa de Shopping Centers SA	1,732,098
599,539	Inpar SA (a)	1,107,859
28,000	LPS Brasil Consultoria de Imoveis SA	429,839
116,974	PDG Realty SA Empreendimentos e Participacoes	1,237,711
60,000	Rodobens Negocios Imobiliarios SA	474,187
200,000	Tecnisa SA	1,080,282
		14,851,815
Canada-1.2%
40,491	Brookfield Properties Corp.	608,985
25,438	Parkbridge Lifestyles Communities, Inc. (a)	128,421
		737,406
Mexico-1.4%
100,000	Corporacion GEO SAB de CV - Series B (a)	278,191
270,000	Urbi Desarrollos Urbanos SA de CV (a)	522,646
		800,837
United States-39.8%
1,544	Alexander's, Inc.	515,958
60,000	Altisource Portfolio Solutions SA (a)	1,702,199
25,000	Apollo Commercial Real Estate Finance, Inc.	422,500
261,538	Beazer Homes USA, Inc. (a)	1,106,306
50,000	Brookdale Senior Living, Inc. (a)	709,000
110,000	CB Richard Ellis Group, Inc. - Class A (a)	1,869,999
649,083	Champion Enterprises, Inc. (a)(b)	16,876

201,375	Chimera Investment Corp.	779,321
84,228	DiamondRock Hospitality Co.	781,636
28,571	DuPont Fabros Technology, Inc.	721,132
40,000	Excel Trust, Inc. (a)	457,600
45,000	Forestar Group, Inc. (a)	724,950
86,775	General Growth Properties, Inc.	1,207,908
40,000	Host Hotels & Resorts, Inc.	573,600
70,250	Lennar Corp. - Class A	1,037,593
70,000	M/I Homes, Inc. (a)	738,500
17,520	The Macerich Co.	726,204
90,000	MFA Financial, Inc.	660,600
2,281	NVR, Inc. (a)	1,429,046
136,771	Ocwen Financial Corp. (a)	1,444,302
82,154	Orient-Express Hotels, Ltd. - Class A (a)	748,423
21,429	Pebblebrook Hotel Trust (a)	391,936
100,000	Standard Pacific Corp. (a)	400,000
100,000	Sunrise Senior Living, Inc. (a)	299,000
50,000	Two Harbors Investment Corp.	421,500
143,940	Verde Realty (a)(b)(d)(e)	2,864,406
10,440	Vornado Realty Trust	864,224
		23,614,719
	Total North & South America (Cost $41,117,669)	40,004,777
	Total Common Stocks (Cost $58,187,774)	57,105,950

Equity-Linked Structured Notes-2.2%
Asia-2.2%
China-0.5%
250,000	China Vanke Co., Ltd	305,904

India-1.7%
100,000	Housing Development Holdings, Ltd, - Macquarie Group, Ltd. (a)	573,753
200,000	Peninsula Land, Ltd. - Macquarie Group, Ltd.	295,227
100,000	Peninsula Land, Ltd. - Macquarie Group, Ltd.	147,613
		1,016,593
	Total Asia (Cost $1,486,774)	1,322,497
	Total Equity-Linked Structured Notes (Cost $1,486,774)	1,322,497
Rights-0.0%*
United Kingdom-0.0%*
7,950	Development Securities PLC (a)(b)	187
	Total Rights (Cost $0)	187
Warrants-0.0%*
Thailand-0.0%*
100,000	Minor International PCL (a)
	Expiration: January, 2013
	Exercise Price: THB 13.000	7,622
	Total Warrants (Cost $0)	7,622
Short-Term Investments-1.7%
1,006,899	Federated Treasury Obligations Fund, 0.01%	1,006,899
	Total Short-Term Investments (Cost $1,006,899)	1,006,899
	Total Investments (Cost $60,681,447) - 100.3%	59,443,155
	Liabilities in Excess of Other Assets - (0.3)%	(161,958)
	TOTAL NET ASSETS 100.0%	$59,281,197

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 15.4% of the Fund's net assets.
(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
Securities restricted under Rule 144A comprised of 5.4% of the Fund's net assets.
(d) Illiquid Security.
(e) Private placement
(f) Original shares held immediately preceding the merger between Immoeast Immobilien AG and Immofinanz Immobilien Anlagen AG. The merger is subject to judicial review of the exchange ratio and the Fund may be entitled to supplementary cash payments or shares.
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
Co. - Company
Corp. - Corporation
GDR - Global Depository Receipt
Inc. - Incorporated
Ltd. - Limited
MYR - Malaysian Ringgit
PCL - Public Company Limited
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law.
SAB de CV - Sociedad Anonmia de Capital Variable. Is the Spanish equivalent to Variable Capital Company.

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-89.4%
Asia-36.7%
China-10.2%
7,756	Agile Property Holdings, Ltd.	$10,105
70,000	C C Land Holdings, Ltd.	28,568
56,000	Evergrande Real Estate Group, Ltd.	20,115
90,000	Franshion Properties, Ltd.	26,070
30,000	Hopefluent Group Holdings, Ltd.	12,475
5,300	Hopson Development Holdings, Ltd.	7,205
34,385	KWG Property Holdings, Ltd.	25,454
46,327	New World China Land, Ltd.	16,103
36,500	Soho China, Ltd.	22,509
82,000	SPG Land Holdings, Ltd.	41,594
28,500	Yanlord Land Group, Ltd.	38,984
		249,182
Hong Kong-1.6%
275,000	HKC Holdings, Ltd. (a)	19,118
3,239	Hong Kong Energy Holdings, Ltd. (a)	267
5,000	Mandarin Oriental International, Ltd.	7,150
6,000	Shangri-La Asia, Ltd.	12,158
		38,693
India-1.7%
5,000	Hirco PLC (a)(c)	9,160
30,000	Unitech Corporate Parks (a)(c)	14,005
4,000	Yatra Capital, Ltd. (a)	19,156
		42,321
Indonesia-7.9%
2,000,000	Alam Sutra Realty	45,818
1,756,945	Bakrieland Development	26,113
374,787	Bumi Serpong Damai PT	33,925
600,000	Ciputra Development (a)	25,479
50,000	Semen Gresik Persero	51,685
100,000	Summarecon Agung	10,393
		193,413
Malaysia-2.1%
100,000	Aseana Properties, Ltd. (a)	51,250

Philippines-1.8%
106,091	Robinsons Land Corp.	30,977
100,000	SM Development Corp.	14,490
		45,467
Singapore-1.7%
28,000	Banyan Tree Holdings, Ltd. (a)	17,914
15,000	CapitaMalls Asia, Ltd.	23,496
		41,410
Thailand-8.7%
50,000	Central Pattana PCL	35,321
140,000	The Erawan Group PCL	9,543
75,000	Minor International PCL	25,562
40,000	Pruksa Real Estate PCL	29,620
200,000	Supalai PCL	78,699
100,000	Ticon Industrial Connection PCL	34,702
		213,447

Vietnam-1.0%
20,000	JSM Indochina, Ltd.	8,500
20,000	Vinaland, Ltd.	15,600
		24,100
	Total Asia (Cost $661,163)	899,283
Europe-10.1%
Greece-1.7%
5,411	Babis Vovos International Construction SA (a)	20,237
10,000	J&P - Avax SA	20,981
		41,218
Poland-2.0%
4,000	Globe Trade Centre SA (a)	31,360
6,816	Warimpex Finanz und Beteiligungs AG (a)	18,160
		49,520
Russia-6.0%
4,000	LSR Group OJSC - GDR (a)(b)	36,400
11,074	Mirland Development Corp. (a)	31,278
3,864	PIK Group - GDR (a)(b)	13,369
50,000	Raven Russia, Ltd. (c)	34,129
16,000	RGI International, Ltd. (a)	32,000
		147,176
Ukraine-0.4%
20,000	KDD Group NV (a)(c)	8,866

	Total Europe (Cost $175,742)	246,780
Middle East/Africa-3.1%
Egypt-3.1%
500	Orascom Development Holding AG	28,775
8,572	Palm Hills Developments SAE (a)	7,112
1,378	Six of October Development & Investment (a)	20,239
15,000	T M G Holding (a)	19,260
		75,386
	Total Middle East/Africa (Cost $59,674)	75,386
North & South America-39.5%
Brazil-37.8%
9,000	BHG SA - Brasil Hospitality Group (a)	84,842
2,800	BR Malls Participacoes SA (a)	42,092
10,080	Brookfield Incorporacoes SA	52,440
3,000	Cyrela Brazil Realty SA	42,012
3,991	Cyrela Commercial Properties SA	24,938
9,524	Direcional Engenharia SA	66,334
5,895	Even Construtora E Incorporadora SA	27,484
10,000	General Shopping Brasil SA (a)	51,569
3,236	Iguatemi Empresa de Shopping Centers SA	64,323
14,988	Inpar SA (a)	27,696
10,000	JHSF Participacoes SA	17,171
10,300	MRV Engenharia	92,821
3,000	Multiplan Empreendimentos Imobiliarios SA	56,800
11,972	PDG Realty SA	126,672
1,000	Rodobens Negocios Imobiliarios SA	7,903
5,392	Rossi Residential SA	49,236
894	Sao Carlos Empreendimentos	8,834
8,000	Tecnisa SA	43,211
10,769	Trisul SA	39,371
		925,749
Chile-1.1%
50,000	Socovesa SA	25,900

United States-0.6%
1,600	Orient-Express Hotels, Ltd. - Class A (a)	14,576

	Total North & South America (Cost $534,927)	966,225
	Total Common Stocks (Cost $1,431,506)	2,187,674
Equity-Linked Structured Notes-4.2%
Asia-4.2%
India-4.2%
3,300	Housing Development & Infrastructure, Ltd. - Macquarie Group, Ltd. (a)	18,934
805	Housing Development & Infrastructure, Ltd. - Merrill Lynch & Co., Inc. (a)	4,619
20,013	Kolte Patil Development, Ltd. - Merrill Lynch & Co., Inc.	26,005
20,000	Peninsula Land, Ltd. - Macquarie Group, Ltd.	29,523
5,000	Phoenix Mills Ltd. - Merrill Lynch & Co., Inc.	23,602
		102,683
	Total Asia (Cost $77,687)	102,683
	Total Equity-Linked Structured Notes (Cost $77,687)	102,683
Warrants-0.4%
Hong Kong-0.0%*
25,000	HKC Holdings, Ltd.	229
	Expiration: June, 2011,
	Exercise Price: HKD 0.500 (a)(c)
1,515	Hong Kong Energy Holdings, Ltd.	18
	Expiration: June, 2011,
	Exercise Price: HKD 0.600 (a)(c)
		247
Malaysia-0.4%
80,000	SP Setia BHD	10,563
	Expiration: January, 2013,
	Exercise Price: MYR 4.480 (a)
Thailand-0.0%
7,500	Minor International PCL	571
	Expiration: May, 2013,
	Exercise Price: THB 13.000 (a)
	Total Warrants (Cost $11,421)	11,381

Short-Term Investments-3.9%
95,451	Federated Treasury Obligations Fund, 0.01%	95,451
	Total Short-Term Investments (Cost $95,451)	95,451
	Total Investments (Cost $1,616,065) - 97.9%	2,397,189
	Other Assets in Excess of Liabilities - 2.1%	52,301
	TOTAL NET ASSETS 100.0%	$2,449,490

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Restricted under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. Securities restricted under 144A comprised 2.0% of the Fund's net assets.
(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised of 2.7% of the
Fund's net assets.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BHD - Malaysian equivalent to incorporated
Co. - Company
Corp. - Corporation
GDR - Global Depository Receipt
HKD - Hong Kong Dollar
Inc. - Incorporated
Ltd. - Limited
MYR - Malaysian Ringgit
NV - Naamloze Vennootschap is the Dutch term for a public limited corporation.
OJSC - Open Joint Stock Company
PCL - Public Company Limited
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing the civil law.
THB - Thailand Baht

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-95.3%
Capital Goods-14.4%
89,000	China State Construction International Holdings	$38,843
500	Duoyuan Global Water, Inc. - ADR (a)	10,095
4,400	Empresas ICA SA de CV - ADR (a)	44,264
5,000	Ferrovial SA (b)	43,864
450	Hochtief AG (b)	29,171
2,600	MasTec, Inc. (a)	27,612
3,000	Mills Estruturas e Servicos de Engenharia SA (a)	25,756
10,000	NWS Holdings, Ltd.	18,693
750	Vinci SA	36,309
		274,607
Commercial & Professional Services-3.9%
1,400	Geo Group, Inc. (a)	30,212
2,000	IESI BFC, Ltd.	45,020
		75,232
Consumer Durables & Apparel-0.6%
140,000	New Environmental Energy Holdings, Ltd. (a)	11,355

Energy-5.7%
1,500	El Paso Pipeline Partners LP	47,235
825	Enbridge, Inc.	40,157
355	NuStar Energy LP	21,648
		109,040
Materials-4.5%
1,700	Buzzi Unicem SpA (b)	18,531
400	HeidelbergCement AG (b)	20,144
26,000	Semen Gresik Persero	26,877
1,200	Weyerhaeuser Co.	19,464
		85,016
Media-3.0%
1,500	Comcast Corp. - Class A	29,205
1,100	SES SA (b)	27,171
		56,376
Real Estate-0.9%
1,200,000	Bakrieland Development	17,835

Software & Services-1.0%
925	Telvent GIT SA (a)	19,915

Technology Hardware & Equipment-3.7%
1,575	Cisco Systems, Inc. (a)	36,335
875	CommScope, Inc. (a)	17,798
4,875	ZTE Corp.	15,596
		69,729

Telecommunication Services-9.2%
1,000	American Tower Corp. - Class A (a)	46,239
1,125	AT&T, Inc.	29,182
1,100	China Mobile Ltd.	11,124
1,600	Deutsche Telekom AG	21,497
1,050	Koninklijke KPN NV	14,614
280	Millicom International Cellular SA	26,102
11,400	Vodafone Group PLC (b)	26,609
		175,367
Transportation-25.7%
1,102	Abertis Infraestructuras SA	18,626
275	Aeroports de Paris	20,269
2,700	All America Latina Logistica	25,422
892	Atlantia SpA	17,471
400	Canadian National Railway Co.	25,162
2,000	Cia de Concessoes Rodoviarias	45,873
15,000	COSCO Pacific, Ltd.	20,470
3,700	EcoRodovias Infraestrutura e Logistica SA (a)	22,257
350	Fraport AG Frankfurt Airport Services Worldwide (b)	18,160
1,500	Genco Shipping & Trading, Ltd. (a)	25,050
52,000	Guangshen Railway Co., Ltd.	19,080
600	Hamburger Hafen Und Logistik AG	21,916
37,000	International Container Terminal Services, Inc.	25,628
27,500	Plus Expressways BHD	33,197
2,000	Santos Brasil Participacoes	19,331
2,300	Tegma Gestao Logistica	18,962
3,300	Transurban Group	13,375
550	Union Pacific Corp.	41,068
1,480	Vopak NV (b)	60,146
		491,463
Utilities-22.7%
675	American Electric Power Co., Inc.	24,287
1,700	American Water Works Co., Inc.	36,346
700	Aqua America, Inc.	13,643
1,400	Calpine Corp. (a)	18,900
8,500	Cascal NV	53,890
4,400	Centrica PLC (b)	20,982
24,000	China Water Affairs Group, Ltd.	8,960
250	E.ON AG (b)	7,459
650	EDF SA	27,631
1,500	Enagas SA	27,679
525	Fortum OYJ	12,212
725	GDF Suez	24,083
600	ITC Holdings Corp.	34,043
2,520	National Grid PLC (b)	20,147
1,175	Northeast Utilities	32,712
100	RWE AG	7,062
5,000	Snam Rete Gas SpA (b)	23,473
350	Southern Co.	12,366
1,500	Suez Environnement Co.	27,913
		433,788
	Total Common Stocks (Cost $1,559,788)	1,819,723

Equity-Linked Structured Notes-2.0%
Capital Goods-0.9%
4,500	IVRCL Infrastructures & Projects, Ltd.	16,747

Energy-1.1%
29,613	National Hydroelectric Power Corp. - Macquarie Group, Ltd. (a)	20,261

	Total Equity-Linked Structured Notes (Cost $40,224)	37,008

Short-Term Investments-3.2%
61,613	Federated Treasury Obligations Fund, 0.01%	61,613
	Total Short-Term Investments (Cost $61,613)	61,613
	Total Investments (Cost $1,661,625) - 100.5%	1,918,344
	Liabilities in Excess of Other Assets - (0.5)%	(8,708)
	TOTAL NET ASSETS 100.0%	$1,909,636

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 16.5% of the Fund's net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
BHD - Malaysian equivalent to incorporated
Co. - Company
Corp. - Corporation
Inc. - Incorporated
Ltd. - Limited
LP - Limited Partnership
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ - Osakeyhtio is the Finnish equivalent of a limited company.
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law.
SA de CV - Sociedad Anonmia de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SpA - Societa' Per Azioni is an Italian shared company.

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the
NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations. In computing the Funds’ net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time) the security will be priced

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

As of July 31, 2010, the International Real Estate Equity Fund, Realty Income & Growth Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund held securities that are fair valued, which comprised 20.7%, 1.9%, 15.4%, 2.7% and 16.5%, respectively, of each Fund’s net assets.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would us in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2010:

	International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund	Emerging Markets Real Estate Fund	Global Infrastructure Fund
Level 1:
Common Stocks
Asia	$90,041,698	$-	$10,731,470	$796,079	$-
Australia	20,349,952	-	308,593	-	-
Capital Goods	-	-	-	-	201,572
Commercial & Professional Services	-	-	-	-	75,232
Consumer Durables & Apparel	-	-	-	-	11,355

Energy	-	-	-	-	109,040
Europe	66,794,926	-	2,017,057	109,147	-
Materials	-	-	-	-	46,341
Media	-	-	-	-	29,205
Middle East/Africa	6,821,373	-	789,996	75,386	-
North & South America	246,104,477	-	30,961,153	966,225	-
Real Estate	-	-	-	-	17,835
Software & Services	-	-	-	-	19,915
Technology Hardware & Equipment	-	-	-	-	69,729
Telecommunication Services	-	-	-	-	148,758
Transportation	-	-	-	-	343,242
Utilities	-	-	-	-	361,727
Real Estate Investment Trusts
Apartments	-	11,564,052	-	-	-
Diversified	-	5,584,886	-	-	-
Health Care	-	8,269,555	-	-	-
Lodging	-	4,410,729	-	-	-
Mortgage & Finance	-	1,707,882	-	-	-
Net Lease	-	3,600,033	-	-	-
Office - Industrial Buildings	-	31,922,313	-	-	-
Retail Centers	-	19,165,285	-	-	-
Storage	-	3,597,570	-	-	-
Preferred Stocks
Diversified	-	1,165,676	-	-	-
Health Care	-	774,000	-	-	-
Lodging	-	1,862,630	-	-	-
Net Lease	-	3,924,153	-	-	-
Office - Industrial Buildings	-	5,742,441	-	-	-
Retail Centers	-	3,901,888	-	-	-
Storage	-	1,378,466	-	-	-
Equity-Linked Structured Notes	1,036,743	-	305,904	-	-
Warrants	1,665,972	-	7,622	11,134	-
Short-Term Investments	259	485	1,006,899	95,451	61,613
Level 2:
Common Stocks
Asia	49,564,753	-	340,821	103,204	-
Australia	2,209,208	-	-	-	-
Capital Goods	-	-	-	-	73,035
Europe	66,782,304	-	2,913,236	137,633	-
Materials	-	-	-	-	38,675
Media	-	-	-	-	27,171
North & South America	5,375,644	-	6,179,218	-	-
Telecommunication Services	-	-	-	-	26,609
Transportation	-	-	-	-	148,221
Utilities	-	-	-	-	72,061
Real Estate Investment Trusts
Diversified	-	2,728,793	-	-	-
Preferred Stocks
Office - Industrial Buildings	-	273,896	-	-	-
Equity-Linked Structured Notes	11,709,953	-	1,016,593	102,683	37,008
Rights	1,749	-	187	-	-
Warrants	-	-	-	247	-
Level 3:
Common Stocks
Asia	15,189,318	-	-	-	-
Europe	345,307	-	-	-	-
North & South America	10,341,950	-	2,864,406	-	-
Real Estate Investment Trusts
Diversified	-	1,718,644	-	-	-
Total Investments	$594,335,586	$113,293,377	$59,443,155	$2,397,189	$1,918,344

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund	Emerging Markets Real Estate Fund	Global Infrastructure Fund
Balance as of October 31, 2009	$28,241,687	$2,003,645	$3,339,408	$-	$-
Accrued discounts / premiums	-	-	-	-	-
Realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(2,365,112)	(285,001)	(475,002)	-	-
Net purchases (sales)	-	-	-	-	-
Transfers in and / or out of Level 3	-	-	-	-	-
Balance as of July 31, 2010	$25,876,575	$1,718,644	$2,864,406	$-	$-

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

International Real Estate Equity Fund
Cost of investments	$792,519,103
Gross unrealized appreciation	107,343,441
Gross unrealized depreciation	(305,526,958)
Net unrealized depreciation	($198,183,517)

Realty Income & Growth Fund
Cost of investments	$91,643,741
Gross unrealized appreciation	36,013,079
Gross unrealized depreciation	(14,363,443)
Net unrealized appreciation	$21,649,636

Cyclical Advantage Property Fund
Cost of investments	$61,777,478
Gross unrealized appreciation	9,676,357
Gross unrealized depreciation	(12,010,680)
Net unrealized depreciation	($ 2,334,323)

Emerging Markets Real Estate Fund
Cost of investments	$1,735,675
Gross unrealized appreciation	843,035
Gross unrealized depreciation	(181,521)
Net unrealized appreciation	$ 661,514

Global Infrastructure Fund
Cost of investments	$1,666,717
Gross unrealized appreciation	347,285
Gross unrealized depreciation	(95,658)
Net unrealized appreciation	$ 251,627

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date   September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                                   Samuel A. Lieber, President

Date September 24, 2010

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.
                                                    Ronald G. Palmer, Jr., Chief Financial Officer

Date September 24, 2010

* Print the name and title of each signing officer under his or her signature.